Statement of Cash Flows (USD $)	12 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010
Cash provided by (used in) Operating activities
Net income (loss)	$ 1,550,858	$ (82,028)	$ 1,211,271
Items not involving cash
Depreciation of property, plant and equipment	676,464	701,389	728,993
Amortization of leasehold inducement	(25,560)	(25,560)	(25,560)
Loss on disposal of assets	11,013	4,238	8,515
Non-cash component of gain on contract settlement	0	(108,960)	0
Stock based compensation	414,822	1,674,875	249,442
Change in derivative liability	17,160	65,677	0
Deferred income tax provision	93,103	680,879	735,133
Changes in non-cash operating working capital
Accounts receivable, net	8,497	400,105	347,444
Inventory, net	(306,914)	643,786	1,274,261
Prepaid expenses and other assets	(72,991)	(47,936)	47,659
Accounts payable	265,958	(614,403)	(144,620)
Net Cash Provided by (Used in) Operating Activities	2,632,410	3,292,062	4,432,538
Investing activities
Purchase of property, plant and equipment	(401,709)	(597,762)	(349,068)
Proceeds on disposal of assets	561	0	10,519
Net Cash Provided by (Used in) Investing Activities	(401,148)	(597,762)	(338,549)
Financing activities
Decrease in bank indebtedness	0	0	(1,512,915)
Repurchase of common shares	(1,168,764)	(1,032,525)	(187,417)
Proceeds from issuance of common shares	19,251	0	0
Repayment of long-term debt	(1,762,800)	(1,690,608)	(1,194,374)
Net Cash Provided by (Used in) Financing Activities	(2,912,313)	(2,723,133)	(2,894,706)
Decrease (increase) in cash and cash equivalents	(681,051)	(28,833)	1,199,283
Effect of exchange rates on cash	(10)	47	172
Cash and cash equivalents, beginning of year	1,870,600	1,899,386	699,931
Cash and cash equivalents, end of year	1,189,539	1,870,600	1,899,386
Supplementary disclosure of cash flow Information
Interest received	(8,216)	(15,997)	(5,066)
Interest paid	79,061	169,783	233,668
Income taxes	$ 0	$ 0	$ 0